CAPITAL ASSETS, NET	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
CAPITAL ASSETS, NET
8.	CAPITAL ASSETS, NET

A reconciliation of the beginning and ending balances of capital assets and accumulated depreciation during the year ended December 31, 2018 is as follows:

Capital assets, gross	December 31, 2017	Capital Expenditures	Acquisitions	Transfers/ Disposals	December 31, 2018
Land	$610	$5,607	$24	$—	$6,241
Building	484	6,143	556	7,181	14,364
Construction in progress	9,764	1,221	2,562	(7,978)	5,569
Furniture, fixtures and equipment	160	4,458	2,760	778	8,156
Leasehold improvements	78	2,444	9,574	19	12,115
Capital assets, gross	$11,096	$19,873	$15,476	$—	$46,445

Accumulated depreciation	December 31, 2017	Depreciation (1)	December 31, 2018
Building	$(34)	$(225)	$(259)
Furniture, fixtures and equipment	(5)	(439)	(444)
Leasehold improvements	(18)	(681)	(699)
Accumulated depreciation	$(57)	$(1,345)	$(1,402)

(1) Depreciation for the year ended December 31, 2018 includes $724 that was capitalized to biological assets and inventory.

A reconciliation of the beginning and ending balances of capital assets and accumulated depreciation during the year ended December 31, 2017 is as follows:

Capital assets, gross	December 31, 2016	Capital Expenditures	Transfers/ Disposals	December 31, 2017
Land	$90	$520	$—	$610
Building	484	—	—	484
Construction in progress	—	9,764	—	9,764
Furniture, fixtures and equipment	82	81	(3)	160
Leasehold improvements	23	55	—	78
Capital assets, gross	$679	$10,420	$(3)	$11,096

Accumulated depreciation	December 31, 2016	Depreciation	December 31, 2017
Building	$(27)	$(7)	$(34)
Furniture, fixtures and equipment	—	(5)	(5)
Leasehold improvements	(10)	(8)	(18)
Accumulated depreciation	$(37)	$(20)	$(57)

Capital assets, net as at December 31, 2018 and December 31, 2017 were $45,043 and $11,039, respectively.